UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

September 30, 2010

Semi-Annual
Report

Western Asset
Municipal
Money Market
Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Western Asset Municipal Money Market Fund

Fund objective

The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Money Market Fund for the six-month reporting period ended September 30, 2010. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

The Board of Trustees of Western Asset Municipal Money Market Fund has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012.

The Fund is closed to new investors except that it is expected that all share classes of the Fund will continue to be offered through intermediaries that currently have relationships with the Fund and to current shareholders having accounts directly with the Fund until final liquidation. Fund shareholders were previously provided with additional information relating to the liquidation, including possible tax consequences to shareholders.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 29, 2010

Western Asset Municipal Money Market Fund | III

Investment commentary

Economic review

While the U.S. economy continued to expand over the six months ended September 30, 2010, overall growth moderated as the period progressed and unemployment remained elevated. The Federal Reserve Board (“Fed”)i expressed concerns regarding the direction of the economy and indicated that it was prepared to take additional actions if necessary to spur growth. This, in turn, caused investor sentiment to improve and had significant implications for the financial markets.

In September 2010, the National Bureau of Economic Research (“NBER”), the organization charged with determining when recessions start and end, announced that the downturn that began in December 2007 had concluded in June 2009. However, the NBER said, “In determining that a trough occurred in June 2009, the committee did not conclude that economic conditions since that month have been favorable or that the economy has returned to operating at normal capacity.” The NBER’s point is well-taken given continued areas of weakness in the U.S. economy.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)ii growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy has grown at a more modest pace thus far in 2010. According to the Commerce Department, GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively. Its first estimate for third quarter GDP growth was 2.0%.

Turning to the job market, after experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. From June through September, more than 525,000 of these temporary positions were eliminated. This more than offset private sector growth and resulted in a net loss of 175,000, 66,000, 57,000 and 95,000 jobs in June, July, August and September, respectively. The unemployment rate ended the period at an elevated 9.6%.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined from May through July. After a steep 27.0% decline in sales in July, sales then rose 7.3% and 10.0% in August and September, respectively. In addition, the inventory of unsold homes was a 10.7 month supply in September at the current sales level, versus a 12.0 month supply in August. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that, after four straight increases, month-to-month U.S. home prices fell 0.2% in August.

One overall bright spot for the economy has been the manufacturing sector. Based on the Institute for Supply Management’s PMIiv, the manufacturing sector has grown fourteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, the manufacturing sector then expanded at a faster pace in August, as its 56.3 reading during the month was better than July’s 55.5. While PMI dipped back to 54.4 in September, thirteen of the eighteen industries tracked by the Institute for Supply Management grew during the month, whereas only eleven industries expanded in August.

Financial market overview

As the reporting period began, the financial markets were largely characterized by healthy investor risk appetite and solid results by the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed in June and July, before another “flight to quality” occurred in August. This proved to be a temporary situation, however, as risk appetite returned in September.

IV | Western Asset Municipal Money Market Fund

Investment commentary (cont’d)

Due to signs that economic growth was slowing toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, the reporting period began with nearly every spread sector outperforming equal-durationvi Treasuries. Over this time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. There was another bout of risk aversion in August, given fears that the economy may slip back into a recession. However, with the Fed indicating the possibility of another round of quantitative easing, most spread sectors rallied in September.

Both short- and long-term U.S. Treasury yields fluctuated during the period, but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.02% and 3.84%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during the remainder of the reporting period. When the period ended on September 30, 2010, two- and ten-year Treasury yields were 0.42% and 2.53%, respectively – near their lows for the reporting period. With the Fed keeping the federal funds rate at a historical low, the yields available from tax-free money market securities remained extremely low during the reporting period.

Performance review

As of September 30, 2010, the seven-day current yield for Class A shares of Western Asset Municipal Money Market Fund was 0.04% and the seven-day effective yield, which reflects compounding, was 0.04%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Municipal Money Market Fund Yields as of September 30, 2010 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A	0.04%	0.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.18%.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund | V

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 29, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

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Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 1

Fund at a glance†

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2010 and March 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]

Class A	0.05%	$1,000.00	$1,000.50	0.30%	$1.50

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]

Class A	5.00%	$1,000.00	$1,023.56	0.30%	$1.52

[1]	For the six months ended September 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

†	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.6%

Alabama — 0.5%

Huntsville, AL, Health Care Authority, TECP, Huntsville Hospital	0.400%	10/7/10	$20,042,000	$20,042,000

Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.270%	9/1/39	7,000,000	7,000,000	(a)(b)

Total Alabama				27,042,000

Alaska — 0.7%

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.270%	4/1/29	11,500,000	11,500,000	(a)(b)

Alaska State Housing Finance Corp., Governmental Purpose	0.240%	12/1/30	21,950,000	21,950,000	(a)(b)

Alaska State International Airports Revenue, LOC-State Street Bank & Trust Co.	0.270%	10/1/30	7,500,000	7,500,000	(a)(b)

Total Alaska				40,950,000

Arizona — 1.7%

Ak-Chin Indian Community Revenue, AZ, LOC-Bank of America N.A.	0.320%	4/1/23	3,055,000	3,055,000	(a)(b)

Arizona Health Facilities Authority Revenue:

Banner Health System, LOC-JPMorgan Chase	0.260%	1/1/29	15,900,000	15,900,000	(a)(b)

Banner Health System, LOC-U.S. Bank N.A.	0.250%	1/1/29	49,190,000	49,190,000	(a)(b)

Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.430%	7/1/33	3,245,000	3,245,000	(a)(b)

Tempe, AZ, Transportation Excise Tax Revenue:

SPA-Royal Bank of Canada	0.270%	7/1/36	9,260,000	9,260,000	(a)(b)

SPA-Royal Bank of Canada	0.270%	7/1/37	9,225,000	9,225,000	(a)(b)

Yavapai County, AZ, IDA, Hospital Facility Revenue:

Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.300%	12/1/39	3,000,000	3,000,000	(a)(b)

Refunding, Yavapai Regional Medical Center, LOC-UBS AG	0.270%	8/1/27	2,200,000	2,200,000	(a)(b)

Total Arizona				95,075,000

California — 8.3%

ABAG Finance Authority for Nonprofit Corp., CA:

Revenue, Schools of the Sacred Heart of San Francisco, LOC-Bank of America N.A.	0.240%	6/1/30	2,100,000	2,100,000	(a)(b)

San Francisco Friends School, LOC-Bank of America N.A.	0.290%	2/1/38	1,000,000	1,000,000	(a)(b)

ABAG Finance Authority for Nonprofit Corp., CA, Revenue, On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.220%	8/1/38	6,400,000	6,400,000	(a)(b)

California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.300%	10/1/26	2,000,000	2,000,000	(a)(b)

California EFA, TECP, Stanford University	0.460%	3/16/11	7,000,000	7,000,000

California Health Facilities Finance Authority Revenue, Stanford Hospital	0.250%	11/15/45	6,600,000	6,600,000	(a)(b)

California Health Facilities Financing Authority Revenue, Children’s Hospital of Orange County, LOC-U.S. Bank N.A.	0.230%	11/1/38	25,500,000	25,500,000	(a)(b)

California Health Facilities Financing Authority, TECP	0.370%	10/7/10	14,620,000	14,620,000

California Health Facilities Financing Authority, TECP	0.350%	1/11/11	28,000,000	28,000,000

California Infrastructure & Economic Development Bank Revenue:

Asian Art Museum Foundation, NATL, SPA-JPMorgan Chase	0.340%	6/1/34	8,965,000	8,965,000	(a)(b)

See Notes to Financial Statements.

4 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

California — (continued)

Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.200%	12/1/16	$7,900,000	$7,900,000	(a)(b)

Rand Corp., LOC-Bank of America N.A.	0.300%	4/1/42	100,000	100,000	(a)(b)

Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.240%	12/1/38	4,200,000	4,200,000	(a)(b)

California PCFA, Solid Waste Disposal Revenue, Waste Connections Inc. Project, LOC-Bank of America N.A	0.330%	8/1/18	5,000,000	5,000,000	(a)(b)(c)

California State, GO:

LOC-Bank of America N.A.	0.260%	5/1/40	5,500,000	5,500,000	(a)(b)

LOC-Bank of Montreal	0.280%	5/1/33	4,250,000	4,250,000	(a)(b)

LOC-JPMorgan Chase	0.260%	5/1/33	7,800,000	7,800,000	(a)(b)

California Statewide CDA Revenue:

American Baptist Homes West, LOC-LaSalle Bank N.A.	0.310%	10/1/36	1,000,000	1,000,000	(a)(b)

Kaiser Permanente	0.230%	5/1/33	3,635,000	3,635,000	(a)(b)

Kaiser Permanente	0.230%	4/1/45	34,900,000	34,900,000	(a)(b)

Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.240%	12/1/37	1,100,000	1,100,000	(a)(b)

Rady Children’s Hospital, LOC-Wells Fargo Bank N.A.	0.220%	8/15/47	41,750,000	41,750,000	(a)(b)

California Statewide CDA, TECP:

Kaiser Permanente	0.370%	10/6/10	8,225,000	8,225,000

Kaiser Permanente	0.340%	10/6/10	7,800,000	7,800,000

Kaiser Permanente	0.370%	10/19/10	17,900,000	17,900,000

Kaiser Permanente	0.380%	11/10/10	10,000,000	10,000,000

Kaiser Permanente	0.400%	12/2/10	8,800,000	8,800,000

Kaiser Permanente	0.400%	12/8/10	9,000,000	9,000,000

Kaiser Permanente	0.410%	12/9/10	9,700,000	9,700,000

Kaiser Permanente	0.360%	2/9/11	23,500,000	23,500,000

Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Dexia Credit Local	0.290%	6/1/32	200,000	200,000	(a)(b)

Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.	0.320%	12/1/30	1,495,000	1,495,000	(a)(b)(c)

East Bay, CA, MUD Water Systems Revenue	0.270%	3/1/11	12,655,000	12,655,000	(d)

Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.230%	7/1/30	9,800,000	9,800,000	(a)(b)

Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.260%	1/1/25	500,000	500,000	(a)(b)

Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.250%	4/1/32	7,300,000	7,300,000	(a)(b)

Los Angeles, CA, Department of Water & Power, Subordinated, SPA-Bank of America	0.230%	7/1/34	13,400,000	13,400,000	(a)(b)

Metropolitan Water District of Southern California	0.320%	3/7/11	11,785,000	11,785,000	(d)

Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC	0.260%	7/1/36	500,000	500,000	(a)(b)

Orange County, CA, Apartment Development Revenue, WLCO LF Partners, LIQ-FNMA	0.250%	11/15/28	8,900,000	8,900,000	(a)(b)

Orange County, CA, Local Transportation Authority, TECP, LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.330%	10/8/10	12,800,000	12,800,000

Orange County, CA, TECP:

LOC-Dexia Credit Local	0.350%	11/4/10	8,300,000	8,300,000

LOC-Dexia Credit Local	0.360%	11/16/10	25,100,000	25,100,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 5

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

California — (continued)

Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.270%	12/15/33	$600,000	$600,000	(a)(b)(c)

Sacramento County, CA, Sanitation District Financing Authority Revenue, LIQ-Bank of America N.A.	0.300%	12/1/37	100,000	100,000	(a)(b)

San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.350%	11/4/10	8,800,000	8,800,000

San Diego County, CA, Water Authority, TECP, LOC-Dexia Credit Local	0.350%	11/4/10	23,200,000	23,200,000

Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.250%	1/1/31	4,290,000	4,290,000	(a)(b)

Total California				463,970,000

Colorado — 1.5%

Colorado Educational & Cultural Facilities Authority Revenue:

National Jewish Federation Bond Program, LOC-Bank of America	0.300%	9/1/33	3,080,000	3,080,000	(a)(b)

National Jewish Federation Bond Program, LOC-Bank of America N.A.	0.300%	8/1/27	3,305,000	3,305,000	(a)(b)

YMCA Rockies Project, LOC-Bank of America N.A.	0.320%	10/1/38	5,900,000	5,900,000	(a)(b)

Colorado HFA Revenue:

Multi-Family Project, SPA-FHLB	0.330%	10/1/22	4,200,000	4,200,000	(a)(b)(c)

Multi-Family Project, SPA-FHLB	0.310%	10/1/30	900,000	900,000	(a)(b)

Multi-Family, SPA-FHLB	0.290%	4/1/43	7,600,000	7,600,000	(a)(b)(c)

Multi-Family, SPA-FHLB	0.290%	4/1/45	10,785,000	10,785,000	(a)(b)(c)

Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.320%	11/1/25	13,800,000	13,800,000	(a)(b)

Denver, CO, City & County, COP:

SPA-JPMorgan Chase	0.290%	12/1/29	2,600,000	2,600,000	(a)(b)

SPA-JPMorgan Chase	0.290%	12/1/31	8,465,000	8,465,000	(a)(b)

Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.270%	12/1/25	9,800,000	9,800,000	(a)(b)

Erie, CO, COP, LOC-Keybank N.A.	0.950%	11/1/35	55,000	55,000	(a)(b)

University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.330%	11/15/33	14,220,000	14,220,000	(a)(b)

Total Colorado				84,710,000

Connecticut — 1.0%

Capital City EDA, SPA-Bank of America N.A.	0.360%	6/15/24	16,600,000	16,600,000	(a)(b)

Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.360%	6/15/34	11,300,000	11,300,000	(a)(b)

Connecticut State HEFA Revenue:

Covenant Retirement, LOC-LaSalle Bank N.A.	0.240%	12/1/29	4,300,000	4,300,000	(a)(b)

Greenwich Hospital, LOC-Bank of America N.A.	0.240%	7/1/26	400,000	400,000	(a)(b)

Yale University	0.220%	7/1/35	2,100,000	2,100,000	(a)(b)

Yale University	0.220%	7/1/36	2,800,000	2,800,000	(a)(b)

Yale-New Haven Hospital, LOC-Bank of America N.A.	0.240%	7/1/36	2,400,000	2,400,000	(a)(b)

YMCA of Metropolitan Hartford Inc., LOC-Bank of America N.A.	0.290%	7/1/38	2,700,000	2,700,000	(a)(b)

Connecticut State HFA:

Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.280%	11/15/34	200,000	200,000	(a)(b)

Housing Mortgage Finance Program, SPA-FHLB	0.300%	5/15/31	3,200,000	3,200,000	(a)(b)(c)

See Notes to Financial Statements.

6 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Connecticut — (continued)

Connecticut State HFA, Housing Mortgage Finance Program, D-1, AMBAC-Insured, SPA-FHLB	0.250%	11/15/23	$1,000,000	$1,000,000	(a)(b)

Hartford, CT, GO, BAN	2.500%	4/14/11	7,900,000	7,984,812

Total Connecticut				54,984,812

Delaware — 0.2%

Delaware State Health Facilities Authority Revenue, Bayhealth Medical Center Inc., LOC-PNC Bank N.A.	0.250%	7/1/39	4,945,000	4,945,000	(a)(b)

University of Delaware Revenue, SPA-Bank of America N.A.	0.310%	11/1/34	5,900,000	5,900,000	(a)(b)

Total Delaware				10,845,000

District of Columbia — 1.5%

District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.440%	1/1/13	2,600,000	2,600,000	(a)(b)(c)

District of Columbia Revenue:

American Legacy Foundation	0.260%	12/1/43	8,000,000	8,000,000	(a)(b)

American Sociological Association, LOC-PNC Bank N.A.	0.280%	12/1/37	5,110,000	5,110,000	(a)(b)

George Washington University, LOC-Bank of America N.A.	0.250%	9/15/29	12,350,000	12,350,000	(a)(b)

Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.270%	7/1/41	12,900,000	12,900,000	(a)(b)

Jesuit Conference, LOC-PNC Bank	0.280%	10/1/37	4,765,000	4,765,000	(a)(b)

The Pew Charitable Trusts, LOC-PNC Bank N.A.	0.250%	4/1/38	2,100,000	2,100,000	(a)(b)

Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.280%	11/1/37	7,585,000	7,585,000	(a)(b)

Washington Center For Internships and Academic Seminars, LOC-Branch Banking & Trust	0.270%	2/1/48	7,100,000	7,100,000	(a)(b)

District of Columbia University Revenue, Georgetown University, LOC-TD Bank N.A.	0.200%	4/1/24	8,550,000	8,550,000	(a)(b)

Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.370%	10/1/21	12,760,000	12,760,000	(a)(b)(c)

Total District of Columbia				83,820,000

Florida — 7.3%

Alachua County, FL, HFA, Continuing Care Oak Hammock University Project, Series A, LOC-Bank of Scotland	0.340%	10/1/32	1,400,000	1,400,000	(a)(b)

Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp.	0.370%	11/1/23	1,000,000	1,000,000	(a)(b)(c)

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.270%	7/1/31	12,000,000	12,000,000	(a)(b)

Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners Cay Apartments, FNMA, LIQ-FNMA	0.260%	12/15/41	1,560,000	1,560,000	(a)(b)

Florida Municipal Loan Council, TECP, LOC-Bank of America	0.310%	10/25/10	8,481,000	8,481,000

Highlands County, FL, Health Facilities Authority Revenue:

Adventist Health System, LOC-PNC Bank N.A.	0.250%	11/15/12	5,565,000	5,565,000	(a)(b)

Adventist Health System, LOC-Wells Fargo Bank N.A.	0.240%	11/15/35	11,400,000	11,400,000	(a)(b)

Adventist Health System, Sunbelt Inc., FHLB, LOC-SunTrust Bank	0.250%	11/15/34	23,900,000	23,900,000	(a)(b)

Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.550%	9/1/26	1,600,000	1,600,000	(a)(b)

Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.280%	7/1/30	38,040,000	38,040,000	(a)(b)

Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Refunding-Methodist Medical Center, LOC-TD Bank N.A.	0.250%	10/1/15	17,000,000	17,000,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 7

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Florida — (continued)

Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Dexia Credit Local	0.340%	10/20/10	$20,800,000	$20,800,000

Jacksonville, FL, Electric Authority, TECP:

LOC-JPMorgan Chase	0.400%	10/7/10	21,200,000	21,200,000

LOC-JPMorgan Chase	0.310%	10/19/10	21,200,000	21,200,000

Jacksonville, FL, Health Facilities Authority Hospital Revenue, LOC-Bank of America N.A.	0.290%	8/15/33	3,300,000	3,300,000	(a)(b)

Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.280%	8/15/27	35,000	35,000	(a)(b)

JEA District, FL, Energy System Revenue, LOC-State Street Bank & Trust Co.	0.240%	10/1/34	14,520,000	14,520,000	(a)(b)

Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.280%	8/1/34	4,350,000	4,350,000	(a)(b)

Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.270%	10/1/48	26,000,000	26,000,000	(a)(b)

Orange County, FL, Health Facilities Authority Revenue:

Adventist Sunbelt Health System, LOC-SunTrust Bank	0.240%	11/15/26	24,650,000	24,650,000	(a)(b)

Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.350%	10/1/41	8,500,000	8,500,000	(a)(b)

Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.350%	10/1/41	100,000	100,000	(a)(b)

Orlando & Orange County, FL, Expressway Authority Refunding AGM, SPA-Dexia Credit Local	0.270%	7/1/25	3,900,000	3,900,000	(a)(b)

Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.300%	10/1/33	54,800,000	54,800,000	(a)(b)

Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.320%	9/15/44	3,010,000	3,010,000	(a)(b)(c)

Palm Beach County, FL, Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.	0.270%	7/1/32	4,590,000	4,590,000	(a)(b)

Pasco County, FL, IDA, Leveredge Project, LOC-RBC Centura Bank	0.410%	5/1/27	8,130,000	8,130,000	(a)(b)(c)

Pinellas County, FL, Health Facilities Authority Revenue:

Baycare Health System, LOC-Northern Trust Co.	0.270%	11/1/38	10,000,000	10,000,000	(a)(b)

Health Systems Baycare, AGM, SPA-Morgan Stanley	0.310%	11/15/33	32,415,000	32,415,000	(a)(b)

Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.340%	12/1/23	6,100,000	6,100,000	(a)(b)(e)

Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.230%	7/1/37	13,880,000	13,880,000	(a)(b)

Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.320%	7/1/16	3,600,000	3,600,000	(a)(b)

Total Florida				407,026,000

Georgia — 2.6%

Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Bank of America N.A.	0.310%	8/1/33	1,000,000	1,000,000	(a)(b)

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.260%	10/1/33	11,250,000	11,250,000	(a)(b)

Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.350%	1/1/27	3,380,000	3,380,000	(a)(b)(c)

See Notes to Financial Statements.

8 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Georgia — (continued)

Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.440%	4/1/32	$4,770,000	$4,770,000	(a)(b)(c)

Coweta County, GA, Residential Care Facilities for the Elderly Authority, Wesley Woods of Newnan, LOC-Branch Banking & Trust Co.	0.270%	10/1/36	17,400,000	17,400,000	(a)(b)

De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.310%	5/1/34	6,860,000	6,860,000	(a)(b)(c)

Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.340%	12/1/27	1,715,000	1,715,000	(a)(b)(c)

Floyd County, GA, Development Authority Revenue:

Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.260%	3/1/24	16,700,000	16,700,000	(a)(b)

Berry College Inc., LOC-FHLB, SunTrust Bank	0.260%	6/1/38	6,295,000	6,295,000	(a)(b)

Fulton County, GA, Development Authority Revenue:

Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.270%	7/1/42	7,135,000	7,135,000	(a)(b)

Doris & Weber School Project, LOC-Branch Banking & Trust	0.270%	12/1/30	2,125,000	2,125,000	(a)(b)

Lovett School Project, LOC-FHLB, SunTrust Bank	0.260%	5/1/27	800,000	800,000	(a)(b)

Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.260%	9/1/35	3,400,000	3,400,000	(a)(b)

Woodward Academy Inc., LOC-FHLB, SunTrust Bank	0.260%	8/1/31	8,600,000	8,600,000	(a)(b)

Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.270%	11/15/33	7,700,000	7,700,000	(a)(b)

Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank N.A.	0.440%	9/1/24	3,930,000	3,930,000	(a)(b)(c)

Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.350%	11/1/20	8,675,000	8,675,000	(a)(b)(c)

Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.310%	4/1/37	4,800,000	4,800,000	(a)(b)(c)

Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.380%	1/1/26	900,000	900,000	(a)(b)

Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.320%	10/8/10	13,450,000	13,450,000

Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.270%	5/1/32	4,800,000	4,800,000	(a)(b)

Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.350%	8/1/21	6,250,000	6,250,000	(a)(b)(c)

Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.270%	11/1/39	2,550,000	2,550,000	(a)(b)

Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.500%	2/1/29	3,900,000	3,900,000	(a)(b)(c)

Total Georgia				148,385,000

Illinois — 3.4%

Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.270%	1/1/23	3,300,000	3,300,000	(a)(b)

Chicago, IL, Board of Education, GO, AGM, SPA-Dexia Public Finance Bank	0.340%	3/1/32	2,270,000	2,270,000	(a)(b)

Chicago, IL, GO, SPA-JPMorgan Chase	0.290%	1/1/34	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 9

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Illinois — (continued)

Chicago, IL, IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A.	0.550%	3/1/34	$2,900,000	$2,900,000	(a)(b)(c)

Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Trust and Savings Bank	0.370%	2/1/34	3,115,000	3,115,000	(a)(b)(c)

Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.300%	1/1/35	10,300,000	10,300,000	(a)(b)(c)

Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.290%	1/1/34	2,900,000	2,900,000	(a)(b)

Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.300%	1/1/19	9,800,000	9,800,000	(a)(b)

Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.300%	1/1/39	15,300,000	15,300,000	(a)(b)

Chicago, IL, Water Revenue, LOC-State Street Bank & Trust Co.	0.310%	11/1/31	3,200,000	3,200,000	(a)(b)

Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.310%	2/1/35	1,000,000	1,000,000	(a)(b)

Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	2,225,000	2,236,568

Cook County, IL, IDR:

Kenneth Properties Project, LOC-LaSalle Bank N.A.	0.550%	6/1/20	1,250,000	1,250,000	(a)(b)(c)

Little Lady Foods Inc. Project, LOC-LaSalle Bank N.A.	0.550%	7/1/21	1,325,000	1,325,000	(a)(b)(c)

Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank	0.440%	12/1/42	7,245,000	7,245,000	(a)(b)

Illinois DFA:

Carmel High School Project, LOC-LaSalle Bank N.A.	0.360%	7/1/38	2,000,000	2,000,000	(a)(b)

Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.280%	11/1/14	700,000	700,000	(a)(b)

Illinois DFA, IDR:

Prairie Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.500%	12/1/10	5,000,000	5,000,000	(a)(b)(c)

Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.550%	7/1/18	2,000,000	2,000,000	(a)(b)(c)

Illinois Finance Authority Revenue:

Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.370%	2/1/34	6,815,000	6,815,000	(a)(b)

Illinois College, LOC-U.S. Bank	0.270%	10/1/30	12,900,000	12,900,000	(a)(b)

Lake Forest Country Day School, LOC-Northern Trust Co.	0.310%	7/1/35	4,000,000	4,000,000	(a)(b)

Loyola Academy, LOC-JPMorgan Chase	0.310%	10/1/37	10,000,000	10,000,000	(a)(b)

Northwestern University	0.400%	3/1/11	10,600,000	10,600,000	(d)

OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.300%	11/15/24	335,000	335,000	(a)(b)

Provena Health, LOC-JPMorgan Chase	0.270%	8/15/44	10,500,000	10,500,000	(a)(b)

Provena Health, LOC-JPMorgan Chase	0.300%	8/15/44	4,100,000	4,100,000	(a)(b)

Resurrection Health, LOC-JPMorgan Chase	0.330%	5/15/35	10,975,000	10,975,000	(a)(b)

Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.300%	5/1/36	4,605,000	4,605,000	(a)(b)

Wesleyan University, LOC-Northern Trust Co.	0.240%	9/1/23	4,500,000	4,500,000	(a)(b)

Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.300%	10/1/39	5,010,000	5,010,000	(a)(b)

Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.410%	12/1/35	3,895,000	3,895,000	(a)(b)(c)

Illinois State Toll Highway Authority, Toll Highway Revenue, SPA-Dexia Credit Local	0.270%	7/1/30	1,300,000	1,300,000	(a)(b)

See Notes to Financial Statements.

10 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Illinois — (continued)

Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.550%	12/1/28	$2,210,000	$2,210,000	(a)(b)(c)

Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.270%	6/1/36	180,000	180,000	(a)(b)

Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.300%	10/15/28	2,900,000	2,900,000	(a)(b)(c)

Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank	0.500%	4/1/17	3,765,000	3,765,000	(a)(b)(c)

Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.310%	5/1/19	3,400,000	3,400,000	(a)(b)

Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank	0.420%	12/1/25	10,410,000	10,410,000	(a)(b)

Total Illinois				193,241,568

Indiana — 2.0%

Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank N.V.	0.270%	9/1/17	4,115,000	4,115,000	(a)(b)

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	2,500,000	2,500,000

Indiana Finance Authority, Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.270%	3/1/33	4,725,000	4,725,000	(a)(b)

Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.550%	12/1/27	3,200,000	3,200,000	(a)(b)(c)

Indiana Health & Educational Facilities Financing Authority Revenue, Refunding, Community Village Hartsfield, LOC-Harris N.A.	0.260%	8/1/36	6,735,000	6,735,000	(a)(b)

Indiana State Finance Authority Revenue:

Lease Appropriation	0.260%	2/1/35	16,065,000	16,065,000	(a)(b)

Lease Appropriation, SPA-JPMorgan Chase	0.300%	2/1/37	3,800,000	3,800,000	(a)(b)

Lease Appropriation, SPA-JPMorgan Chase	0.330%	2/1/37	20,625,000	20,625,000	(a)(b)

Marquette Project, LOC-Branch Banking & Trust	0.290%	3/1/39	6,785,000	6,785,000	(a)(b)

Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Project, AGM, SPA-Dexia Credit Local	0.360%	1/1/33	37,600,000	37,600,000	(a)(b)(c)

Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.280%	4/15/39	5,095,000	5,095,000	(a)(b)

Total Indiana				111,245,000

Iowa — 0.7%

Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.330%	12/1/21	660,000	660,000	(a)(b)

Iowa City, IA, Revenue, Act Inc., SPA-U.S. Bank N.A.	0.330%	4/1/32	1,400,000	1,400,000	(a)(b)

Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.300%	2/15/35	12,420,000	12,420,000	(a)(b)

Iowa Finance Authority, MFH Revenue:

SPA-Dexia Credit Local	0.430%	8/1/37	6,500,000	6,500,000	(a)(b)(c)

Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.310%	5/1/42	7,000,000	7,000,000	(a)(b)(c)

Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.280%	7/1/34	9,545,000	9,545,000	(a)(b)(c)

Total Iowa				37,525,000

Kansas — 0.1%

Kansas State Department of Transportation Highway Revenue, SPA-JP Morgan Chase	0.240%	9/1/19	2,000,000	2,000,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 11

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Kansas — (continued)

Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, FHLMC, LIQ-FHLMC	0.270%	11/1/30	$4,500,000	$4,500,000	(a)(b)

Total Kansas				6,500,000

Kentucky — 1.2%

Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.350%	5/1/27	7,110,000	7,110,000	(a)(b)(c)

Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.260%	4/1/36	6,900,000	6,900,000	(a)(b)

Breckinridge County, KY, Association of Counties Leasing Trust Lease Program Revenue, LOC-U.S. Bank	0.300%	2/1/32	6,695,000	6,695,000	(a)(b)

Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project, LOC-Fifth Third Bank	0.440%	11/15/29	10,475,000	10,475,000	(a)(b)

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:

Baptist Healthcare System Inc., LOC-JPMorgan Chase	0.290%	8/15/38	5,400,000	5,400,000	(a)(b)

Baptist Healthcare System, LOC-Branch Banking & Trust	0.260%	8/15/38	9,000,000	9,000,000	(a)(b)

Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.310%	3/1/36	680,000	680,000	(a)(b)

Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank	0.440%	9/1/32	21,325,000	21,325,000	(a)(b)(e)

Total Kentucky				67,585,000

Louisiana — 1.4%

Louisiana PFA Revenue:

C-Port LLC Project, LOC-Bank of America N.A.	0.300%	10/1/28	6,000,000	6,000,000	(a)(b)

Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.290%	10/1/33	17,000,000	17,000,000	(a)(b)

Tiger Athletic, LOC-Capital One N.A., FHLB	0.260%	9/2/39	32,740,000	32,740,000	(a)(b)

Louisiana PFA, Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan Chase	0.300%	7/1/28	7,045,000	7,045,000	(a)(b)

Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:

Loop LLC Project, LOC-SunTrust Bank	0.380%	9/1/14	12,200,000	12,200,000	(a)(b)

Loop LLC Project, LOC-SunTrust Bank	0.570%	9/1/27	2,000,000	2,000,000	(a)(b)

Total Louisiana				76,985,000

Maine — 0.1%

Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	6,000,000	6,014,080

Maryland — 4.8%

John Hopkins University Revenue, TECP	0.270%	10/13/10	4,800,000	4,800,000

John Hopkins University Revenue, TECP	0.270%	10/14/10	12,816,000	12,816,000

John Hopkins University Revenue, TECP, Maryland Health & Higher EFA	0.350%	10/6/10	15,600,000	15,600,000

John Hopkins University, MD, TECP	0.250%	10/8/10	7,675,000	7,675,000

Johns Hopkins University, MD, TECP	0.270%	10/12/10	13,811,000	13,811,000

Maryland Health & Higher EFA Revenue, University of Maryland Medical System, LOC-Wells Fargo Bank N.A.	0.250%	7/1/34	11,405,000	11,405,000	(a)(b)

Maryland Industrial Development Financing Authority, EDR, Paul Reed Smith Guitars, LOC-PNC Bank N.A.	0.350%	7/1/33	6,500,000	6,500,000	(a)(b)(c)

Maryland State Community Development Administration Department of Housing & Community Development, Residential, SPA-State Street Bank and Trust Co.	0.290%	9/1/35	1,300,000	1,300,000	(a)(b)(c)

See Notes to Financial Statements.

12  |  Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Maryland — (continued)

Maryland State Community Development Administration, Department of Housing & Community Development, SPA-State Street Bank & Trust Co.	0.290%	9/1/35	$5,600,000	$5,600,000	(a)(b)(c)

Maryland State Economic Development Corp., EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.500%	4/1/33	1,535,000	1,535,000	(a)(b)

Maryland State Health & Higher EFA Revenue:

Archdiocese Baltimore Schools, LOC-PNC Bank N.A.	0.300%	7/1/37	3,600,000	3,600,000	(a)(b)

Gaudenzia Foundation, LOC-PNC Bank	0.300%	7/1/28	2,295,000	2,295,000	(a)(b)

University of Maryland Medical System, LOC-PNC Bank N.A.	0.270%	7/1/41	9,000,000	9,000,000	(a)(b)

University of Maryland Medical System, LOC-SunTrust Bank	0.230%	7/1/41	12,500,000	12,500,000	(a)(b)

Maryland State Stadium Authority, Sports Facilities Lease Revenue:

Refunding, Football Stadium, SPA-Dexia Credit Local	0.330%	3/1/26	10,110,000	10,110,000	(a)(b)

SPA - Dexia Credit Local	0.420%	12/15/19	69,845,000	69,845,000	(a)(b)(c)

Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.280%	7/1/36	8,745,000	8,745,000	(a)(b)

Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.330%	7/1/36	13,005,000	13,005,000	(a)(b)(c)

Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-Wells Fargo Bank N.A.	0.300%	2/1/40	13,900,000	13,900,000	(a)(b)(c)

Washington Suburban Sanitation District, MD, GO:

BAN, SPA-Helaba	0.280%	6/1/23	37,300,000	37,300,000	(a)(b)

BAN, SPA-Landesbank Hessen-Thuringen	0.280%	6/1/23	2,800,000	2,800,000	(a)(b)

Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project, LOC-Bank of America N.A.	0.350%	5/1/28	4,500,000	4,500,000	(a)(b)(c)

Total Maryland				268,642,000

Massachusetts — 2.4%

Malden, MA, GO, BAN	1.250%	4/29/11	12,700,000	12,751,581

Massachusetts Bay Transportation Authority, TECP, BAN, LOC-Fortis Bank	0.300%	10/13/10	25,250,000	25,250,000

Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:

LOC-Citibank N.A.	0.240%	1/1/37	5,000,000	5,000,000	(a)(b)

LOC-Wells Fargo Bank N.A.	0.240%	1/1/37	5,000,000	5,000,000	(a)(b)

Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.230%	2/1/32	4,365,000	4,365,000	(a)(b)

Massachusetts State DFA Revenue:

Boston University, LOC-Citizens Bank, FHLB	0.230%	10/1/31	4,520,000	4,520,000	(a)(b)

Buckingham Browne and Nichols School, LOC-JPMorgan Chase	0.260%	6/1/36	700,000	700,000	(a)(b)

Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.250%	6/1/23	470,000	470,000	(a)(b)

Marine Biological Laboratory, LOC-JPMorgan Chase	0.270%	10/1/36	2,800,000	2,800,000	(a)(b)

Notre Dame Health Care Center, LOC-KBC Bank NV	0.320%	10/1/29	4,320,000	4,320,000	(a)(b)

St. Mark’s School, LOC-Bank of America	0.250%	8/1/34	3,040,000	3,040,000	(a)(b)

Wentworth Institute of Technology, LOC-JPMorgan Chase	0.260%	10/1/33	2,700,000	2,700,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 13

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — (continued)

Massachusetts State HEFA Revenue:

Amherst College	0.270%	11/1/35	$1,000,000	$1,000,000	(a)(b)

Capital Asset Program, LOC-Bank of America	0.290%	1/1/35	200,000	200,000	(a)(b)

Capital Asset Program, LOC-Bank of America	0.260%	7/1/39	115,000	115,000	(a)(b)

Great Brook Valley Health, LOC-TD Banknorth N.A.	0.270%	12/1/36	100,000	100,000	(a)(b)

Harvard University	0.200%	2/1/34	1,500,000	1,500,000	(a)(b)

Harvard University	0.170%	7/1/35	5,750,000	5,750,000	(a)(b)

Harvard University	0.220%	11/1/49	2,550,000	2,550,000	(a)(b)

Hebrew Rehabilitation Center for Aged, LOC-Bank of America N.A.	0.260%	7/1/17	2,800,000	2,800,000	(a)(b)

Massachusetts Institute of Technology	0.180%	7/1/31	200,000	200,000	(a)(b)

Museum of Fine Arts, SPA-Bank of America N.A.	0.310%	12/1/37	22,600,000	22,600,000	(a)(b)

Williams College	0.230%	8/1/14	4,250,000	4,250,000	(a)(b)

Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.240%	12/1/24	1,500,000	1,500,000	(a)(b)(e)

Massachusetts State Water Resources Authority, Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.300%	8/1/20	1,025,000	1,025,000	(a)(b)

Massachusetts State, GO:

Consolidated Loan, SPA-Bank of America N.A.	0.320%	3/1/26	4,400,000	4,400,000	(a)(b)

Refunding, SPA-Landesbank Hessen-Thuringen	0.280%	1/1/21	1,400,000	1,400,000	(a)(b)

SPA-Landesbank Hessen-Thuringen	0.300%	8/1/15	100,000	100,000	(a)(b)

Quincy, MA, GO, BAN	1.250%	1/28/11	11,400,000	11,429,592

Worcester, MA, GO, BAN	1.250%	11/5/10	4,765,000	4,768,188

Total Massachusetts				136,604,361

Michigan — 1.5%

Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.390%	6/1/30	610,000	610,000	(a)(b)(c)

Michigan State Hospital Finance Authority Revenue:

Ltd. Obligation Radiation, LOC-Fifth Third Bank	0.440%	2/1/22	5,990,000	5,990,000	(a)(b)

Marquette General Hospital, AGC, SPA-JPMorgan Chase	0.270%	6/1/22	10,000,000	10,000,000	(a)(b)

Michigan State Housing Development Authority:

LOC-FNMA, FHLMC	0.280%	6/1/30	11,600,000	11,600,000	(a)(b)

SPA-KBC Bank N.V.	0.340%	12/1/38	30,000,000	30,000,000	(a)(b)(c)

Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.500%	12/1/27	4,505,000	4,505,000	(a)(b)(c)

Michigan State Strategic Fund Ltd. Obligation Revenue, Wedgwood Christian Service Project, LOC-Bank of America N.A.	0.270%	12/1/38	6,000,000	6,000,000	(a)(b)

Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.290%	5/1/30	2,765,000	2,765,000	(a)(b)

Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank	0.440%	12/1/25	3,200,000	3,200,000	(a)(b)

University of Michigan Revenue	0.300%	12/1/24	7,500,000	7,500,000	(a)(b)

University of Michigan Revenue:

Hospital	0.300%	12/1/37	2,155,000	2,155,000	(a)(b)

SPA-U.S. Bank N.A.	0.270%	4/1/38	1,200,000	1,200,000	(a)(b)

Total Michigan				85,525,000

See Notes to Financial Statements.

14 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Minnesota — 1.9%

Minnesota State Higher Education Facilities Authority

Revenue, Carleton College, SPA-Wells Fargo Bank N.A.	0.240%	11/1/29	$11,900,000	$11,900,000	(a)(b)

Minnesota State Housing Finance Agency:

Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.290%	1/1/36	31,845,000	31,845,000	(a)(b)(c)

Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC	0.280%	1/1/36	30,875,000	30,875,000	(a)(b)(c)

Regents of The University of Minnesota, GO, TECP	0.260%	10/14/10	12,913,000	12,913,000

Regents of The University of Minnesota, TECP	0.380%	10/5/10	5,800,000	5,800,000

Rochester, MN, Health Care Facilities Revenue,
Mayo Foundation, SPA-Bank of America N.A.	0.240%	8/15/32	9,160,000	9,160,000	(a)(b)

University of Minnesota, GO, TECP	0.400%	10/12/10	3,000,000	3,000,000

University of Minnesota, TECP	0.400%	10/12/10	1,500,000	1,500,000

Total Minnesota				106,993,000

Mississippi — 1.9%

Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank	0.260%	5/1/32	36,000,000	36,000,000	(a)(b)

Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.270%	8/1/34	10,000,000	10,000,000	(a)(b)

Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.500%	11/1/25	700,000	700,000	(a)(b)(c)

Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.360%	7/1/33	61,000,000	61,000,000	(a)(b)

Total Mississippi				107,700,000

Missouri — 1.4%

Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.270%	9/1/28	6,800,000	6,800,000	(a)(b)

Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.330%	4/1/27	5,450,000	5,450,000	(a)(b)

Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.310%	6/1/37	14,805,000	14,805,000	(a)(b)

Missouri State HEFA Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.260%	10/1/35	5,260,000	5,260,000	(a)(b)

Missouri State HEFA, Educational Facilities Revenue:

Ranken Technical College, LOC-Northern Trust Co.	0.330%	11/15/31	5,700,000	5,700,000	(a)(b)

Rockhurst University, LOC-Bank of America N.A.	0.340%	11/1/32	6,200,000	6,200,000	(a)(b)

St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.300%	2/1/33	3,400,000	3,400,000	(a)(b)

St. Louis University, LOC-Bank of America N.A.	0.260%	10/1/35	4,600,000	4,600,000 (	a)(b)

St. Louis University, LOC-Bank of America N.A.	0.290%	10/1/35	6,200,000	6,200,000	(a)(b)

Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-PNC Bank N.A.	0.230%	6/1/45	7,100,000	7,100,000	(a)(b)

Missouri State Public Utilities Commission Revenue, Interim Construction Notes	0.270%	10/14/10	4,200,000	4,200,000

St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.320%	12/1/33	2,200,000	2,200,000	(a)(b)

University of Missouri, University Revenues, System Facilities	0.300%	11/1/31	4,000,000	4,000,000	(a)(b)

Total Missouri				75,915,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 15

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	$2,500,000	$2,500,000	(f)

Nebraska — 0.4%

Nebraska Educational Finance Authority Revenue, Creighton University Projects, LOC-JPMorgan Chase	0.300%	7/1/35	11,040,000	11,040,000	(a)(b)

Nebraska Public Power District, TECP, LIQ-Bank of Nova Scotia	0.270%	11/4/10	9,900,000	9,900,000

Total Nebraska				20,940,000

Nevada — 3.1%

Carson City, NV, Hospital Revenue:

Carson Tahoe Regional Medical Center, LOC-U.S. Bank	0.260%	9/1/35	8,800,000	8,800,000	(a)(b)

Tahoe Hospital Project, LOC-U.S. Bank	0.260%	9/1/33	17,055,000	17,055,000	(a)(b)

Clark County, NV, Airport Revenue:

AGM, SPA-Dexia Credit Local	0.320%	7/1/22	30,000,000	30,000,000	(a)(b)(c)

Junior Subordinated Lien Notes	2.500%	6/1/11	15,500,000	15,691,481

Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.400%	10/7/10	9,100,000	9,100,000

Las Vegas Valley, NV, Water District, GO, TECP:

LOC-BNP Paribas	0.330%	10/7/10	20,000,000	20,000,000

LOC-JPMorgan Chase	0.360%	10/13/10	14,800,000	14,800,000

LOC-JPMorgan Chase	0.370%	11/9/10	41,905,000	41,905,000

Nevada Housing Division:

Multi-Family Unit Housing, Mesquite Apartments B, LOC-U.S. Bank N.A.	0.330%	5/1/28	5,550,000	5,550,000	(a)(b)(c)

Single-Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase	0.330%	4/1/42	3,200,000	3,200,000	(a)(b)(c)

Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.300%	6/1/42	1,785,000	1,785,000	(a)(b)

Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.280%	10/6/10	7,750,000	7,750,000

Total Nevada				175,636,481

New Hampshire — 1.4%

New Hampshire Health & Education Authority, Hospital Revenue, Wentworth Douglass Hospital, Radian, LOC-JPMorgan Chase	0.340%	1/1/31	17,120,000	17,120,000	(a)(b)

New Hampshire HEFA Revenue:

Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.360%	8/1/31	16,615,000	16,615,000	(a)(b)

Healthcare Inc., Exeter Hospital Group, LOC-Bank of America	0.270%	10/1/33	15,660,000	15,660,000	(a)(b)

Phillips Exeter Academy, SPA-JPMorgan Chase	0.250%	9/1/42	5,000,000	5,000,000	(a)(b)

Southern New Hampshire University, LOC-TD Banknorth N.A.	0.220%	1/1/39	8,800,000	8,800,000	(a)(b)

New Hampshire State Business Finance Authority:

Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.390%	11/1/22	14,000,000	14,000,000	(a)(b)(c)

Luminescent Systems Inc., LOC-HSBC Holding PLC	0.450%	6/1/18	1,400,000	1,400,000	(a)(b)(c)(e)

New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Banknorth N.A.	0.220%	12/1/36	2,000,000	2,000,000	(a)(b)

Total New Hampshire				80,595,000

See Notes to Financial Statements.

16 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New Jersey — 2.9%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	$20,179,000	$20,271,886

Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	3,189,000	3,196,298

East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	14,700,000	14,736,265

Glassboro, NJ, GO, BAN	1.500%	1/26/11	2,794,275	2,800,041

Hudson County, NJ, Improvement Authority,
County-GTD Pooled Notes	1.250%	1/19/11	3,100,000	3,105,284

Middlesex County, NJ, GO, BAN	1.250%	6/8/11	2,130,000	2,140,592

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	16,930,000	16,965,034

Montclair Township, NJ, GO, BAN	1.500%	12/17/10	18,503,000	18,545,859

Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	8,115,000	8,139,005

New Jersey EDA Revenue:

School Facilities Construction, LOC-Dexia Credit Local	0.310%	3/1/24	100,000	100,000	(a)(b)

The Cooper Health Systems Project, LOC-TD Bank N.A.	0.220%	11/1/38	10,885,000	10,885,000	(a)(b)

New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.230%	9/1/31	18,400,000	18,400,000	(a)(b)

New Jersey Health Care Facilities Financing Authority Revenue:

Princeton Healthcare System, LOC-TD Bank N.A.	0.220%	7/1/41	3,100,000	3,100,000	(a)(b)

South Jersey Hospital Inc., LOC-TD Bank N.A.	0.240%	7/1/34	6,100,000	6,100,000	(a)(b)

Virtua Health Inc., LOC-TD Bank N.A.	0.220%	7/1/43	7,000,000	7,000,000	(a)(b)

New Jersey State EFA Revenue, Caldwell College, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	10,330,000	10,330,000	(a)(b)

New Jersey State Turnpike Authority Revenue, AGM, SPA-Dexia Credit Local	0.350%	1/1/24	8,100,000	8,100,000	(a)(b)

Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	1,530,000	1,530,593

South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	3,090,000	3,097,977

Trenton, NJ, GO, BAN	3.500%	12/10/10	1,747,500	1,750,437

Verona Township, NJ, GO, BAN	1.500%	12/15/10	3,000,000	3,006,750

Total New Jersey				163,301,021

New Mexico — 0.4%

New Mexico Educational Assistance Foundation, Education Loan, LOC-Royal Bank of Canada	0.300%	9/1/33	20,000,000	20,000,000	(a)(b)(c)

New York — 7.0%

Albany, NY, GO, BAN	2.000%	7/8/11	16,059,670	16,208,739

Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co.	0.270%	5/1/33	400,000	400,000	(a)(b)

MTA of New York Revenue:

LOC-BNP Paribas	0.260%	11/1/35	4,500,000	4,500,000	(a)(b)

LOC-BNP Paribas	0.280%	11/1/35	3,800,000	3,800,000	(a)(b)

MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.290%	11/1/35	46,600,000	46,600,000	(a)(b)

MTA, NY, TECP:

BAN, LOC-ABN AMRO Bank N.V.	0.400%	10/7/10	44,000,000	44,000,000

BAN, LOC-ABN AMRO Bank N.V.	0.330%	11/8/10	48,200,000	48,200,000

New York City, NY, GO:

LOC-Landesbank Hessen-Thuringen	0.300%	8/1/24	2,600,000	2,600,000	(a)(b)

LOC-U.S. Bank N.A.	0.260%	4/1/38	11,400,000	11,400,000	(a)(b)

NATL, SPA-Bank of Nova Scotia	0.290%	8/15/11	620,000	620,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 17

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New York — (continued)

SPA-Calyon Bank	0.220%	12/1/32	$1,400,000	$1,400,000	(a)(b)

SPA-Landesbank Hessen-Thuringen	0.270%	8/1/12	17,100,000	17,100,000	(a)(b)

SPA-Wells Fargo Bank N.A.	0.230%	4/1/32	4,800,000	4,800,000	(a)(b)

New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A.	0.230%	6/15/33	6,400,000	6,400,000	(a)(b)

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Second General Resolution, SPA-Bank of Nova Scotia	0.210%	6/15/38	17,900,000	17,900,000	(a)(b)

Second General Resolution, SPA-Fortis Bank S.A.	0.230%	6/15/36	30,050,000	30,050,000	(a)(b)

SPA-Landesbank Hessen-Thuringen	0.270%	6/15/39	900,000	900,000	(a)(b)

SPA-Landesbank Hessen-Thuringen	0.290%	6/15/39	20,600,000	20,600,000	(a)(b)

New York City, NY, TFA:

Future Tax Secured, SPA-Citibank N.A.	0.290%	8/1/31	9,700,000	9,700,000	(a)(b)

SPA-Wachovia Bank N.A.	0.230%	11/1/22	1,400,000	1,400,000	(a)(b)

New York City, NY, TFA, New York City Recovery Project Revenue:

SPA-Royal Bank of Canada	0.290%	11/1/22	10,025,000	10,025,000	(a)(b)

Subordinated, LIQ-Landesbank Hessen-Thuringen	0.250%	11/1/22	8,570,000	8,570,000	(a)(b)

Subordinated, LIQ-Landesbank Hessen-Thuringen	0.270%	11/1/22	8,545,000	8,545,000	(a)(b)

New York City, NY, Trust for Cultural Resources Revenue,
New York Botanical Garden, LOC-JPMorgan Chase	0.250%	7/1/32	40,400,000	40,400,000	(a)(b)

New York State Dormitory Authority Revenue:

Non-State Supported Debt, North Shore Long Island Jewish Medical Center, LOC-JP Morgan Chase	0.250%	7/1/39	7,300,000	7,300,000	(a)(b)

Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.260%	7/1/27	3,600,000	3,600,000	(a)(b)

Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.260%	7/1/38	2,400,000	2,400,000	(a)(b)

State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.220%	7/1/31	5,300,000	5,300,000	(a)(b)

New York State Housing Finance Agency Revenue:

350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.320%	11/1/34	2,600,000	2,600,000	(a)(b)(c)

Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.240%	11/1/36	2,000,000	2,000,000	(a)(b)

Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Touro College Project, LOC-JPMorgan Chase	0.230%	6/1/37	2,600,000	2,600,000	(a)(b)

Triborough Bridge & Tunnel Authority, NY, Revenue, AGM, SPA-Lloyds TSB Bank PLC	0.270%	1/1/19	10,400,000	10,400,000	(a)(b)

Total New York				392,318,739

North Carolina — 2.3%

Charlotte, NC, COP, Refunding Convention Facility Project B, SPA-Wells Fargo Bank N.A.	0.270%	12/1/21	6,880,000	6,880,000	(a)(b)

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:

AGM, SPA-Dexia Credit Local	0.340%	1/15/42	1,450,000	1,450,000	(a)(b)

AGM, SPA-Dexia Credit Local	0.320%	1/15/44	12,800,000	12,800,000	(a)(b)

Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.270%	2/1/26	2,865,000	2,865,000	(a)(b)

See Notes to Financial Statements.

18 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

North Carolina — (continued)

Mecklenburg County, NC, GO, S
PA-Wells Fargo Bank N.A.	0.270%	2/1/26	$12,535,000	$12,535,000	(a)(b)

North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:

High Point University Project, LOC-Branch Banking & Trust	0.270%	5/1/30	4,500,000	4,500,000	(a)(b)

Summit School Inc. Project, LOC-Branch Banking & Trust	0.270%	6/1/33	2,795,000	2,795,000	(a)(b)

North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.270%	3/1/19	6,285,000	6,285,000	(a)(b)

North Carolina Medical Care Commission, Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust	0.280%	4/1/31	3,540,000	3,540,000	(a)(b)

North Carolina Medical Care Community, Health Care Facilities Revenue:

Blue Ridge Healthcare Systems Inc., LOC-Wells Fargo Bank N.A.	0.280%	1/1/36	2,400,000	2,400,000	(a)(b)

First Mortgage Deerfield, LOC-Branch Banking & Trust	0.270%	11/1/38	5,000,000	5,000,000	(a)(b)

North Carolina State Education Assistance Authority Revenue:

LOC-Branch Banking & Trust	0.330%	9/1/35	15,820,000	15,820,000	(a)(b)(c)

LOC-Royal Bank of Canada	0.300%	9/1/35	23,000,000	23,000,000	(a)(b)(c)

Piedmont, NC, Triad Airport Authority Revenue, Refunding, LOC-Branch Banking & Trust	0.350%	7/1/29	5,000,000	5,000,000	(a)(b)(c)

Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.250%	2/1/34	15,100,000	15,100,000	(a)(b)

Winston Salem, NC, COP, SPA-Dexia Credit Local	0.270%	8/1/11	6,550,000	6,550,000	(a)(b)

Total North Carolina				126,520,000

North Dakota — 0.2%

North Dakota State Housing Finance Agency, Home Mortgage Finance, SPA-FHLB	0.290%	1/1/30	9,670,000	9,670,000	(a)(b)(c)

North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.310%	7/1/34	4,220,000	4,220,000	(a)(b)(c)

Total North Dakota				13,890,000

Ohio — 3.0%

County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank of New York	0.250%	3/1/27	1,200,000	1,200,000	(a)(b)

Dublin, OH, City School District, GO, BAN	1.000%	10/14/10	1,750,000	1,750,388

Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, LOC-JPMorgan Chase	0.240%	5/15/37	5,000,000	5,000,000	(a)(b)

Lake County, OH, Hospital Facilities Revenue, Lake Hospital System Inc., LOC-JPMorgan Chase	0.240%	8/15/41	24,500,000	24,500,000	(a)(b)

Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.350%	8/1/47	525,000	525,000	(a)(b)

Montgomery County, OH, Revenue Bonds, TECP:

Ketterling Medical Center, LOC-Dexia Credit Local	0.360%	10/6/10	35,300,000	35,300,000

Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	11/8/10	29,200,000	29,200,000

Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.310%	9/1/38	1,725,000	1,725,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 19

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Ohio — (continued)

Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp., LOC-Bank of Nova Scotia	0.250%	2/1/26	$3,000,000	$3,000,000	(a)(b)

Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.290%	12/1/24	6,370,000	6,370,000	(a)(b)

Ohio State University, General Receipts	0.230%	12/1/28	24,220,000	24,220,000	(a)(b)

Ohio State University, TECP	0.300%	11/8/10	1,700,000	1,700,000

Ohio State, GO:

Common Schools	0.240%	3/15/24	4,300,000	4,300,000	(a)(b)

Refunding	0.240%	8/1/17	21,605,000	21,605,000	(a)(b)

University of Akron, OH, General Receipts, AGM, SPA-Dexia Credit Local	0.330%	1/1/29	190,000	190,000	(a)(b)

University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	3,150,000	3,156,391

University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	4,600,000	4,623,684

Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.380%	12/1/33	227,000	227,000	(a)(b)

Total Ohio				168,592,463

Oklahoma — 0.9%

Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.300%	10/14/10	15,025,000	15,025,000

Oklahoma State Turnpike Authority Revenue:

SPA-JPMorgan Chase	0.300%	1/1/28	1,200,000	1,200,000	(a)(b)

SPA-Lloyds TSB Bank PLC	0.240%	1/1/28	10,000,000	10,000,000	(a)(b)

SPA-Lloyds TSB Bank PLC	0.300%	1/1/28	24,100,000	24,100,000	(a)(b)

Total Oklahoma				50,325,000

Oregon — 1.3%

Clackamas County, OR, Hospital Facility Authority, TECP:

Providence Health System	0.340%	10/4/10	12,200,000	12,200,000

Providence Health System	0.400%	1/4/11	23,800,000	23,800,000

Medford, OR, Hospital Facilities Authority Revenue:

Cascade Manor Project, LOC-KBC Bank N.V.	0.350%	7/1/36	1,080,000	1,080,000	(a)(b)

Rogue Valley Manor Project, LOC-Bank of America N.A.	0.300%	8/15/37	7,600,000	7,600,000	(a)(b)

Rogue Valley Manor Project, LOC-Wells Fargo Bank N.A.	0.250%	8/15/32	500,000	500,000	(a)(b)

Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.260%	10/1/34	2,100,000	2,100,000	(a)(b)

Oregon State Housing & Community Services Department, Multi-Family Revenue, FHA, SPA-Bank of America N.A.	0.320%	7/1/46	14,385,000	14,385,000	(b)(c)

Oregon State, Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.270%	7/1/34	4,700,000	4,700,000	(a)(b)(c)

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.290%	5/1/34	5,500,000	5,500,000	(a)(b)

Total Oregon				71,865,000

Pennsylvania — 8.9%

Allegheny County, PA, Higher Education Building Authority, University Revenue:

Carnegie Mellon University, SPA-Bank of New York	0.270%	12/1/37	13,500,000	13,500,000	(a)(b)

Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen	0.270%	12/1/33	1,600,000	1,600,000	(a)(b)

Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.280%	5/1/31	9,300,000	9,300,000	(a)(b)

Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.270%	7/1/27	4,270,000	4,270,000	(a)(b)

See Notes to Financial Statements.

20 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — (continued)

Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.280%	1/1/28	$3,500,000	$3,500,000	(a)(b)

Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.260%	12/1/41	9,200,000	9,200,000	(a)(b)

Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital, LOC-TD Bank N.A.	0.220%	7/1/34	15,190,000	15,190,000	(a)(b)

Butler County, PA, General Authority, South Butler County School, AGM, SPA-Dexia Credit Local	0.320%	10/1/17	9,400,000	9,400,000	(a)(b)

Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.370%	8/1/25	4,145,000	4,145,000	(a)(b)

Delaware River Port Authority of Pennsylvania & New Jersey Revenue:

LOC-TD Bank N.A.	0.220%	1/1/26	16,960,000	16,960,000	(a)(b)

LOC-TD Bank N.A.	0.250%	1/1/26	8,800,000	8,800,000

Fayette County, PA, Hospital Authority, Fayette Regional Health System, LOC-PNC Bank N.A.	0.250%	6/1/37	23,810,000	23,810,000	(a)(b)

Geisinger Authority, PA, Health System:

Geisinger Health System Foundation, SPA-Northern Trust Co.	0.260%	6/1/39	15,800,000	15,800,000	(a)(b)

Geisinger Health System Foundation, SPA-Wells Fargo Bank N.A.	0.260%	6/1/39	700,000	700,000	(a)(b)

Geisinger Authority, PA, Health System Revenue:

Geisinger Health System, SPA-PNC Bank N.A.	0.290%	8/1/22	1,000,000	1,000,000	(a)(b)

Geisinger Health System, SPA-PNC Bank N.A.	0.290%	8/1/28	15,585,000	15,585,000	(a)(b)

Lancaster County, PA, Hospital Authority Revenue:

Lancaster General Hospital, LOC-Bank of America N.A.	0.360%	7/1/41	2,350,000	2,350,000	(a)(b)

Masonic Homes Project, LOC-JPMorgan Chase	0.280%	7/1/34	1,280,000	1,280,000	(a)(b)

Masonic Homes Project, LOC-Wells Fargo Bank N.A.	0.280%	5/1/32	100,000	100,000	(a)(b)

Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.280%	7/1/37	11,905,000	11,905,000	(a)(b)

Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.280%	11/1/26	8,000,000	8,000,000	(a)(b)

Manheim Township, PA, School District, GO:

AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.270%	5/1/23	7,405,000	7,405,000	(a)(b)

AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.270%	6/1/25	8,590,000	8,590,000	(a)(b)

Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.350%	6/1/22	3,695,000	3,695,000	(a)(b)

Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Radian, LOC-PNC Bank N.A.	0.270%	1/1/32	12,835,000	12,835,000	(a)(b)

Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A.	0.270%	11/1/37	17,500,000	17,500,000	(a)(b)

New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.280%	6/1/33	17,300,000	17,300,000	(a)(b)

Pennsylvania Economic Development Financing Authority Revenue, York Water Co. Project, LOC-PNC Bank N.A.	0.330%	10/1/29	5,000,000	5,000,000	(a)(b)(c)

Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local	0.370%	10/1/36	16,885,000	16,885,000	(a)(b)(c)

Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.270%	4/1/38	36,750,000	36,750,000	(a)(b)(c)

Pennsylvania State Higher EFA College & University Revenue:

Holy Family University, LOC-Commerce Bank N.A.	0.240%	12/1/33	3,390,000	3,390,000	(a)(b)

Holy Family University, LOC-Commerce Bank N.A.	0.270%	12/1/33	7,100,000	7,100,000

Pennsylvania State Turnpike Commission Revenue, AGM, SPA-JPMorgan Chase	0.290%	7/15/41	18,320,000	18,320,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 21

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — (continued)

Philadelphia, PA, Hospitals & Higher EFA, Revenue, Children’s Hospital Project, SPA-JPMorgan Chase & Westdeutsche Landesbank	0.290%	7/1/25	$1,480,000	$1,480,000	(a)(b)

Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Thomas Jefferson University Hospital Inc., LOC-Commerce Bank N.A.	0.240%	1/1/17	1,445,000	1,445,000	(a)(b)

Philadelphia, PA, Authority for IDR:

Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.270%	3/1/27	36,875,000	36,875,000	(a)(b)

Springside School, LOC-PNC Bank	0.270%	6/1/37	2,950,000	2,950,000	(a)(b)

Philadelphia, PA, Gas Works Revenue, LOC-Wells Fargo Bank N.A.	0.250%	8/1/31	26,100,000	26,100,000	(a)(b)

Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.280%	11/1/38	79,210,000	79,210,000	(a)(b)

Pittsburgh, PA, Water & Sewer Authority System Revenue, LOC-PNC Bank N.A.	0.230%	9/1/39	8,100,000	8,100,000	(a)(b)

Somerset County, PA, GO:

LOC-PNC Bank N.A.	0.280%	10/1/16	1,300,000	1,300,000	(a)(b)

LOC-PNC Bank N.A.	0.280%	10/1/27	3,475,000	3,475,000	(a)(b)

State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.300%	9/1/24	815,000	815,000	(a)(b)

Wallingford-Swarthmore, PA, School District, GO	0.490%	5/1/26	6,940,000	6,940,000	(a)(b)

Total Pennsylvania				499,855,000

Puerto Rico — 0.7%

Commonwealth of Puerto Rico, GO:

AGM, SPA-Dexia Credit Local	0.270%	7/1/21	4,820,000	4,820,000	(a)(b)

LOC-Wells Fargo Bank N.A.	0.220%	7/1/34	2,900,000	2,900,000	(a)(b)

Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	10,100,000	10,100,000	(a)(b)

Public Improvements, AGM, SPA-Dexia Bank	0.270%	7/1/24	22,815,000	22,815,000	(a)(b)

Public Improvements, AGM, SPA-JPMorgan Chase	0.290%	7/1/29	750,000	750,000	(a)(b)

Total Puerto Rico				41,385,000

Rhode Island — 0.6%

Coventry, RI, GO, BAN	1.250%	4/12/11	2,615,000	2,622,681

Narragansett, RI, Bay Commission, Wastewater System Revenue, LOC-RBS Citizens N.A.	0.260%	9/1/34	24,005,000	24,005,000	(a)(b)

Rhode Island Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, LOC-Bank of America N.A.	0.240%	8/15/36	7,600,000	7,600,000	(a)(b)

Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co.	0.500%	12/1/18	795,000	795,000	(a)(b)(c)

Total Rhode Island				35,022,681

South Carolina — 0.8%

Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.270%	11/1/40	9,300,000	9,300,000	(a)(b)

Piedmont, SC, Municipal Power Agency, Electric Revenue, SPA-Dexia Credit Local	0.320%	1/1/34	29,150,000	29,150,000	(a)(b)

South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.370%	12/1/19	2,600,000	2,600,000	(a)(b)

South Carolina Jobs EDA Revenue:

Dorris Properties LLC Project, LOC-Wells Fargo Bank N.A.	0.440%	7/1/32	2,400,000	2,400,000	(a)(b)(c)

See Notes to Financial Statements.

22 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

South Carolina — (continued)

Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.340%	1/1/14	$4,000,000	$4,000,000	(a)(b)(c)

Total South Carolina				47,450,000

South Dakota — 0.8%

South Dakota Housing Development Authority:

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	5/1/32	3,665,000	3,665,000	(a)(b)

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.310%	5/1/34	42,180,000	42,180,000	(a)(b)(c)

Total South Dakota				45,845,000

Tennessee — 2.1%

Blount County, TN, Public Building Authority:

Local Government Public Improvement, LOC-Branch Banking & Trust	0.270%	6/1/37	7,650,000	7,650,000	(a)(b)

Local Government Public Improvement, LOC-Branch Banking & Trust	0.280%	6/1/39	5,435,000	5,435,000	(a)(b)

Local Government Public Improvement, LOC-KBC Bank N.V.	0.310%	6/1/27	13,080,000	13,080,000	(a)(b)

Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.320%	11/1/35	43,390,000	43,390,000	(a)(b)

Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:

Lipscomb University Project, LOC-FHLB, SunTrust Bank	0.260%	11/1/28	14,700,000	14,700,000	(a)(b)

Montessori Academy Inc., LOC-Fifth Third Bank	0.420%	3/1/23	2,125,000	2,125,000	(a)(b)

Metropolitan Government Nashville & Davidson County, TN, HEFA Board Revenue, Meharry Medical College, LOC-Fifth Third Bank	0.440%	12/1/24	2,430,000	2,430,000	(a)(b)

Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, TECP:

LOC-JPMorgan Chase	0.330%	12/7/10	6,000,000	6,000,000

LOC-U.S. Bank N.A.	0.330%	12/7/10	3,900,000	3,900,000

Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A.	0.320%	7/1/38	10,100,000	10,100,000	(a)(b)

Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.300%	6/1/36	7,000,000	7,000,000	(a)(b)

Total Tennessee				115,810,000

Texas — 7.2%

Bexar, TX, Metropolitan Water District, TECP, LOC-Bank of America N.A.	0.380%	10/7/10	3,100,000	3,100,000

Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project	0.400%	4/1/15	6,400,000	6,400,000	(a)(b)(c)

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:

Methodist Hospital	0.280%	12/1/24	44,900,000	44,900,000	(a)(b)

Methodist Hospital	0.280%	12/1/27	23,700,000	23,700,000	(a)(b)

Methodist Hospital	0.280%	12/1/31	5,500,000	5,500,000	(a)(b)

Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.300%	9/1/31	8,845,000	8,845,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 23

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Texas — (continued)

Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:

Methodist Hospital System	0.370%	11/4/10	$21,900,000	$21,900,000

Methodist Hospital System	0.450%	1/11/11	11,400,000	11,400,000

Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.280%	12/1/41	45,000,000	45,000,000	(a)(b)

Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.310%	6/1/27	25,000,000	25,000,000	(a)(b)

Houston, TX, Higher Education Finance Corp. Revenue:

Rice University Project	0.270%	5/15/48	9,300,000	9,300,000	(a)(b)

William Marsh Rice University Project	0.220%	5/15/48	12,900,000	12,900,000	(a)(b)

Houston, TX, Higher Education Finance Corp., TECP:

Rice University	0.330%	10/7/10	5,800,000	5,800,000

Rice University	0.300%	11/9/10	5,800,000	5,800,000

Rice University	0.330%	12/7/10	6,000,000	6,000,000

Rice University	0.360%	1/20/11	4,000,000	4,000,000

Houston, TX, TECP, Hotel Occupancy Tax & Parking Revenue, LOC-Bank of New York	0.300%	11/9/10	900,000	900,000

North Texas Higher Education Authority, Student Loan Revenue:

LOC-Bank of America & Lloyds TSB Bank PLC	0.300%	12/1/35	17,000,000	17,000,000	(a)(b)(c)

LOC-Lloyds Bank PLC	0.300%	12/1/38	10,000,000	10,000,000	(a)(b)(c)

Pasadena, TX, ISD, GO, AGM, SPA-Bank of America NA	0.310%	2/1/35	31,820,000	31,820,000	(a)(b)

San Antonio, TX, Electric and Gas, TECP:

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.370%	10/7/10	10,600,000	10,600,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.360%	10/13/10	2,900,000	2,900,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.350%	10/14/10	26,100,000	26,100,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.380%	10/14/10	10,100,000	10,100,000

San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.340%	1/1/29	3,520,000	3,520,000	(a)(b)(c)

Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric Capital Corp.	0.370%	5/15/32	5,150,000	5,150,000	(a)(b)(c)

Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.500%	1/1/17	2,040,000	2,040,000	(a)(b)

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC-JPMorgan Chase	0.300%	10/1/41	10,630,000	10,630,000	(a)(b)

Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Refunding, Northwest Senior Edgemere Project, LOC-Lasalle Bank N.A.	0.270%	11/15/36	9,600,000	9,600,000	(a)(b)

Texas State, GO, Veterans Housing Assistance, LIQ-Dexia Credit Local	0.370%	12/1/36	110,000	110,000	(a)(b)(c)

Texas Technical University Revenue Financing System, TECP	0.350%	10/6/10	2,987,000	2,987,000

Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.340%	5/1/26	8,835,000	8,835,000	(a)(b)(c)

Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.320%	7/1/20	1,250,000	1,250,000	(a)(b)

University of North Texas, TECP	0.310%	10/8/10	4,280,000	4,280,000

Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.670%	6/1/31	4,545,000	4,545,000	(a)(b)

Total Texas				401,912,000

See Notes to Financial Statements.

24 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Utah — 1.1%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.300%	4/1/32	$17,385,000	$17,385,000	(a)(b)

Utah Housing Corp., Single-Family Mortgage Revenue:

SPA-FHLB	0.330%	1/1/33	8,435,000	8,435,000	(a)(b)(c)

SPA-FHLB	0.330%	7/1/33	3,500,000	3,500,000	(a)(b)(c)

Utah Transit Authority, Sales Tax Revenue:

LOC-Fortis Bank SA	0.270%	6/15/36	14,500,000	14,500,000	(a)(b)

LOC-Fortis Bank SA, NV	0.300%	6/15/36	2,600,000	2,600,000	(a)(b)

Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.270%	10/1/37	5,800,000	5,800,000	(a)(b)

Weber County, UT, Hospital Revenue:

IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.300%	2/15/31	800,000	800,000	(a)(b)

IHC Health Services, SPA-Landesbank Hessen-Thuringen	0.300%	2/15/35	10,000,000	10,000,000	(a)(b)

Total Utah				63,020,000

Vermont — 1.0%

Vermont Student Assistance Corp., Education Loan Revenue, SPA-Bank of New York	0.270%	12/15/39	56,365,000	56,365,000	(a)(b)(c)

Virginia — 3.5%

Albemarle County, VA, EDA, Health Services Revenue, University of Virginia Health Services Foundation, LOC-Bank of America N.A.	0.320%	3/1/39	1,300,000	1,300,000	(a)(b)

Albemarle County, VA, EDA, Hospital Revenue:

Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.260%	10/1/48	5,000,000	5,000,000	(a)(b)

Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.280%	10/1/48	44,425,000	44,425,000	(a)(b)

Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.290%	12/1/37	6,900,000	6,900,000	(a)(b)

Chesapeake Bay, VA, Bridge & Tunnel District Revenue, General Resolution, LOC-Branch Banking & Trust	0.270%	5/28/21	12,500,000	12,500,000	(a)(b)

Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.270%	12/1/33	4,250,000	4,250,000	(a)(b)

Lynchburg, VA, IDA Revenue:

Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.260%	1/1/35	4,300,000	4,300,000	(a)(b)

Central Health, NATL, LOC-Branch Banking & Trust	0.260%	1/1/35	7,700,000	7,700,000	(a)(b)

Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.370%	5/1/23	1,000,000	1,000,000	(a)(b)

Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.270%	6/1/35	1,015,000	1,015,000	(a)(b)

Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.250%	8/1/37	7,640,000	7,640,000	(a)(b)

Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.260%	11/1/36	7,415,000	7,415,000	(a)(b)

Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.280%	2/1/26	6,145,000	6,145,000	(a)(b)

Virginia Commonwealth University, Health System Authority Revenue:

AMBAC, LOC-Wells Fargo Bank N.A.	0.280%	7/1/30	51,375,000	51,375,000	(a)(b)

LOC-Wells Fargo Bank N.A.	0.260%	7/1/37	16,700,000	16,700,000	(a)(b)

Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.260%	11/1/30	2,600,000	2,600,000	(a)(b)

Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.270%	1/1/36	6,100,000	6,100,000	(a)(b)

Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.280%	7/1/42	9,000,000	9,000,000	(a)(b)

Total Virginia				195,365,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 25

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Washington — 1.3%

King County, WA, GO, LOC-State Street Bank & Trust Co.	0.300%	1/1/40	$6,000,000	$6,000,000	(a)(b)

King County, WA, Housing Authority Revenue, Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.350%	12/1/42	4,250,000	4,250,000	(a)(b)(c)

King County, WA, Overlake Project, LOC-Bank of America N.A.	0.350%	1/1/43	5,680,000	5,680,000	(a)(b)(c)

Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.320%	11/1/23	1,470,000	1,470,000	(a)(b)(c)

Port Grays Harbor, WA, Murphy Co. Project, LOC-U.S. Bank N.A.	0.500%	11/1/26	10,000,000	10,000,000	(a)(b)(c)

Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.270%	6/1/29	3,500,000	3,500,000	(a)(b)

Washington State Health Care Facilities Authority, Lease Revenue, National Healthcare Research and Education Finance Corp., LOC-BNP Paribas	0.240%	1/1/32	3,800,000	3,800,000	(a)(b)

Washington State HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank	0.340%	12/1/29	3,550,000	3,550,000	(a)(b)(c)

Washington State HFC, MFH Revenue:

Merrill Gardens at Tacoma LLC, LOC-FNMA	0.300%	9/15/40	14,640,000	14,640,000	(a)(b)(c)

The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.330%	8/1/41	7,285,000	7,285,000	(a)(b)(c)

Washington State Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank of America N.A.	0.320%	10/1/30	3,680,000	3,680,000	(a)(b)

Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.300%	9/1/33	6,235,000	6,235,000	(a)(b)

Total Washington				70,090,000

West Virginia — 0.6%

West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.300%	6/1/41	9,800,000	9,800,000	(a)(b)

West Virginia State Hospital Finance Authority, Hospital Revenue, West Virginia United Health Systems, LOC-Bank of America N.A.	0.320%	6/1/41	15,000,000	15,000,000	(a)(b)

West Virginia, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-JPMorgan Chase	0.310%	2/1/36	10,000,000	10,000,000	(a)(b)(c)

Total West Virginia				34,800,000

Wisconsin — 0.4%

Wisconsin Housing & EDA, Home Ownership Revenue, FHLB	0.270%	9/1/32	23,890,000	23,890,000	(a)(b)(c)

Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.290%	4/1/35	100,000	100,000	(a)(b)

Total Wisconsin				23,990,000

Wyoming — 0.6%

Sweetwater County, WY, Environmental Important Revenue, Simplot Phosphates LLC, LOC-Rabobank Nederland	0.300%	7/1/26	31,400,000	31,400,000	(a)(b)(c)

Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.280%	1/1/14	4,600,000	4,600,000	(a)(b)

Total Wyoming				36,000,000

Total Investments — 100.6% (Cost — $5,650,676,206#)				5,650,676,206

Liabilities in Excess of Other Assets — (0.6)%				(36,098,294)

Total Net Assets — 100.0%				$5,614,577,912

See Notes to Financial Statements.

26 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
September 30, 2010

Western Asset Municipal Money Market Fund

(a)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CDC	— Community Development Commission
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
IFC	— Industrial Finance Corporation
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report  | 27

Western Asset Municipal Money Market Fund

Summary of Investments by Sector†

Health care	26.1%

Education	16.1

General obligation	9.6

Transportation	9.1

Public facilities	5.4

Industrial revenue	5.4

Housing: single family	5.3

Miscellaneous	5.2

Utilities	4.2

Water & sewer	4.0

Housing: multi-family	3.9

Finance	2.4

Power	1.1

Pollution control	1.0

Solid waste/resource recovery	0.6

Tax allocation	0.5

Government facilities	0.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2010 and are subject to change.

Ratings Table*

S&P/Moody’s/Fitch**

A-1	68.1%

VMIG 1	26.2

NR	2.1

F-1	1.8

SP-1	0.7

MIG 1	0.6

P-1	0.5

100.0%

*	As a percentage of total investments.

**

S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 28 through 31 for definitions of ratings.

See Notes to Financial Statements.

28 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report  | 29

A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

30 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report  | 31

Moody’s Short-Term Obligation Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

32 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
September 30, 2010

Assets:

Investments, at value	$5,650,676,206

Cash	30,600

Interest receivable	3,805,288

Receivable for Fund shares sold	155

Prepaid expenses	145,768

Other assets	81,475

Total Assets	5,654,739,492

Liabilities:

Payable for securities purchased	38,501,290

Investment management fee payable	803,520

Distribution fees payable	470,650

Trustees’ fees payable	190,062

Distributions payable	45,016

Payable for Fund shares repurchased	108

Accrued expenses	150,934

Total Liabilities	40,161,580

Total Net Assets	$5,614,577,912

Net Assets:

Par value (Note 6)	$56,142

Paid-in capital in excess of par value	5,614,467,131

Undistributed net investment income	429,694

Accumulated net realized loss on investments	(375,055)

Total Net Assets	$5,614,577,912

Shares Outstanding:

Class A	5,614,204,944

Net Asset Value:

Class A	$1.00

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 33

Statement of operations (unaudited)
For the Six Months Ended September 30, 2010

Investment Income:

Interest	$8,943,753

Expenses:

Investment management fee (Note 2)	11,742,650

Distribution fees (Notes 2 and 4)	2,863,954

Legal fees	161,216

Transfer agent fees (Note 4)	107,163

Shareholder reports	87,076

Insurance	75,515

Trustees’ fees	62,709

Registration fees	42,664

Audit and tax	25,458

Custody fees	15,933

Miscellaneous expenses	29,999

Total Expenses	15,214,337
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(6,695,037)

Net Expenses	8,519,300

Net Investment Income	424,453

Net Realized Loss From Investment Transactions	(462)

Proceeds from Settlement of a Regulatory Matter (Note 8)	2,699,456

Increase in Net Assets From Operations	$3,123,447

See Notes to Financial Statements.

34 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2010 (unaudited) and the Year Ended March 31, 2010	September 30	March 31

Operations:

Net investment income	$424,453	$2,174,114

Net realized gain (loss)	(462)	23

Proceeds from settlement of a regulatory matter (Note 8)	2,699,456	—

Increase in Net Assets From Operations	3,123,447	2,174,137

Distributions to Shareholders From (Notes 1 and 5):

Net investment income	(2,694,215)	(2,181,833)

Decrease in Net Assets From Distributions to Shareholders	(2,694,215)	(2,181,833)

Fund Share Transactions (Note 6):

Net proceeds from sale of shares	9,837,648,711	22,851,086,192

Reinvestment of distributions	2,603,278	2,053,012

Cost of shares repurchased	(10,126,360,726)	(25,861,813,952)

Decrease in Net Assets From Fund Share Transactions	(286,108,737)	(3,008,674,748)

Decrease in Net Assets	(285,679,505)	(3,008,682,444)

Net Assets:

Beginning of period	5,900,257,417	8,908,939,861

End of period*	$5,614,577,912	$5,900,257,417

*Includes undistributed net investment income of:	$429,694	—

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 35

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2010[1]	2010	2009	2008	2007[2]	2006[2]

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income	0.000 [3]	0.000 [3]	0.013	0.029	0.031	0.022

Net realized gain (loss)[3]	(0.000)	0.000	(0.000)	0.000	0.000	0.000

Total income from operations	0.000 [3]	0.000 [3]	0.013	0.029	0.031	0.022

Less distributions from:
Net investment income	(0.000)[3]	(0.000)[3]	(0.013)	(0.029)	(0.031)	(0.022)

Net realized gains	—	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	—

Total distributions	(0.000)[3]	(0.000)[3]	(0.013)	(0.029)	(0.031)	(0.022)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.05%	0.03%	1.32%	2.93%	3.10%	2.19%

Net Assets, end of period (millions)	$5,615	$5,900	$8,785	$10,051	$8,232	$7,474

Ratios to average net assets:
Gross expenses	0.53%[5]	0.55%[6]	0.53%[6]	0.52%	0.53%[7]	0.55%

Net expenses[8,9]	0.30 [5,10,11]	0.40 [6,10,11]	0.53 [6]	0.52	0.52 [7,10]	0.55 [10]

Net investment income	0.01 [5]	0.03	1.32	2.85	3.05	2.17

[1]	For the six months ended September 30, 2010 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 16, 2007.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.37% for the year ended March 31, 2010, respectively, and the gross and net expense ratios would both have been 0.51% for the year ended March 31, 2009.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.52%.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

36 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$5,650,676,206	—	$5,650,676,206

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 37

features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

38 | Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Notes to financial statements (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%

Next $1 billion	0.425

Next $3 billion	0.400

Next $5 billion	0.375

Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares, will not exceed 0.60% until December 31, 2011. Prior to May 31, 2010, the expense limitation was 0.70% for the Fund’s Class A shares. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended September 30, 2010, LMPFA waived a portion of its fee and/or reimbursed expenses in the amount of $6,695,037.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of September 30, 2010, the Fund had accrued $68,202 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended September 30, 2010, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at an annual rate of 0.10% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report | 39

For the six months ended September 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees

Class A	$2,863,954	$107,130

Class I1	—	33

Total	$2,863,954	$107,163

[1]	On August 11, 2010, Class I shares were redeemed.

For the six months ended September 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements

Class A	$6,694,977

Class I1	60

Total	$6,695,037

[1]	On August 11, 2010, Class I shares were redeemed.

5. Distributions to shareholders by class

	Six Months Ended September 30, 2010	Year Ended March 31, 2010

Net Investment Income:

Class A	$2,694,212	$2,181,822

Class I1	3	11

Total	$2,694,215	$2,181,833

[1]	On August 11, 2010, Class I shares were redeemed.

6. Shares of beneficial interest

At September 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2010	Year Ended March 31, 2010

Class A

Shares sold	9,836,972,779	22,828,627,708

Shares issued on reinvestment	2,603,278	2,052,130

Shares repurchased	(10,125,658,354)	(25,715,144,081)

Net decrease	(286,082,297)	(2,884,464,243)

Exchange A1
Shares sold	—	22,458,484

Shares issued on reinvestment	—	882

Shares repurchased	—	(146,669,871)

Net decrease	—	(124,210,505)

Class I2

Shares sold	675,932	—

Shares repurchased	(702,372)	—

Net decrease	(26,440)	—

[1]	On June 2, 2009, Exchange A class shares were converted to Class A shares.

[2]	On August 11, 2010, Class I shares were redeemed.

40  |  Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Notes to financial statements (cont’d)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Capital loss carryforward

As of March 31, 2010, the Fund had a net capital loss carryforward of approximately $374,593 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM will fully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM will fully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified time-frame, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report  |  41

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $2,699,456 for Class A related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury

* * *

The SEC adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rules, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

42  |  Western Asset Municipal Money Market Fund 2010 Semi-Annual Report

Notes to financial statements (cont’d)

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM NewYorkTax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

Western Asset Municipal Money Market Fund 2010 Semi-Annual Report  |  43

11. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap that was in effect at the time.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset
Municipal Money Market Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
NewYork, NY 10154

Western Asset Municipal Money Market Fund
The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Municipal Money Market Fund
Legg Mason Funds
55 Water Street
New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432., (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
WASX010412 11/10 SR10-1226

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	November 18, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	November 18, 2010

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	November 18, 2010